CONVERTIBLE DEBENTURE PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
CONVERTIBLE DEBENTURE PAYABLE

NOTE 8. CONVERTIBLE DEBENTURE PAYABLE

Convertible debenture payable at June 30, 2022 and December 31, 2021 consist of the following:

	June 30, 2022	December 31, 2021

Convertible Debenture Payable with Detached Free-standing Warrant	$-	$3,048,781
Unamortized Debt Discount	-	(1,291,882)
Net Convertible Debenture Payable	$-	$1,756,899

On September 28, 2021, (the “Closing Date”) the Company completed a financing transaction under a Securities Purchase Agreement (the “SPA”) and corresponding 18% Original Issue Discount Convertible Debenture (the “Debenture”), Common Stock Purchase Warrant (the “Original Warrant”) and Registration Rights Agreement (“RRA”). Under the terms of the SPA, the Company received $2,500,000 from the Purchaser and in exchange issued the Debenture in the principal amount of $3,048,781 and Original Warrants to purchase up to 406,504 shares of the Company’s common stock. The Debenture was convertible voluntarily by the Purchaser at any time into shares of our common stock, at the lesser of $7.50, representing 100% of the closing price of our common stock on the trading day immediately prior to the Closing Date, or 75% of the average VWAP of our common stock during the 5 trading day period immediately prior to the conversion date (the “Conversion Price”), or automatically upon the occurrence of a single public offering of our common stock which results in the listing of our common stock on a national securities exchange as defined in the Exchange Act (the “Qualified Offering”) into shares of our common stock at the lesser of the Conversion Price, or 75% of the offering price of the securities offered in the Qualified Offering. The Debenture due date was March 27, 2022, did not accrue interest unless there is an event of default under the terms of the Debenture. The Original Warrant is exercisable at any time through September 28, 2026 into shares of our common stock at an exercise price of $6.00 per share, unless an event of default occurs, at which time the exercise price will adjust to $3.00 per share. The Original Warrant contains a cashless exercise provision but only in the event the Company fails to have an effective registration statement registering the common shares underlying the Original Warrant at any time beginning six months from the Closing Date  The RRA requires the Company to register for resale and maintain effectiveness of such Registration Statement for such all of the registrable securities under the terms of the Debenture and Original Warrant, within defined time frames. Should the Company fail to meet the RRA requirements, until the date causing such event of noncompliance is cured, Company shall pay to the Purchaser as partial liquidated damages equal to the product of 2% of the principal amount not to exceed 24% of the aggregate principal. If the Company fails to pay of the liquidated damages within seven days after the date payable, the Company will pay interest at 18% until such amounts are paid in full. The filing date requirements were cured in February 2022. Total RRA damages and estimated related costs are approximately $195,000. Damages and accrued interest expense are included in general and administrative expenses in the Condensed Consolidated Statement of Operations. The Company recorded interest expense of $5,405 and none for the six-months ended June 30, 2022 and 2021.

The Debenture matured on March 27, 2022 and the Company did not make the required principal payment putting the Company in default under the terms of the Debenture. On March 30, 2022, we entered into a Waiver Agreement with the Purchaser, under which the Purchaser granted the Company a waiver of the default penalties under the Debenture such that any default penalties will not be charged and/or due until April 17, 2022 (the “Waiver”). Default penalties at the Purchaser’s election are due and payable at the Mandatory Default Amount defined as the sum of (a) the greater of (i) the outstanding principal amount of this Debenture, plus all accrued and unpaid interest hereon, divided by the Conversion Price on the date the Mandatory Default Amount is either (A) demanded or otherwise due or (B) paid in full, whichever has a lower Conversion Price, multiplied by the VWAP on the date the Mandatory Default Amount is either (x) demanded or otherwise due or (y) paid in full, whichever has a higher VWAP, or (ii) 130% of the outstanding principal amount of this Debenture, plus 100% of accrued and unpaid interest hereon, and (b) all other amounts, costs, expenses and liquidated damages due in respect of this Debenture,  As the default had not been cured through the Waiver date, mandatory default penalties of $914,634 are included in general and administrative expense in the Condensed Consolidated Statement of Operations for the six-months ended June 30, 2022.

In exchange for the Waiver of the default penalties the Company agreed to: (i) amend that certain Common Stock Warrant (the “Original Warrant”) issued by the Company to the Purchaser dated September 27, 2021 to extend the Termination Date (as defined in the Original Warrant) from September 28, 2026 to September 28, 2028; and (ii) issue the Purchaser a second Common Stock Purchase Warrant (the “New Warrant”) entitling the Purchaser to subscribe for and purchase up to an additional 101,626 shares of our common stock, expiring March 29, 2029, with all other terms of the warrant the same as the Original Warrant.  We also agreed, within thirty (30) days of the date of the Waiver, to file a Registration Statement on Form S-1 (or, if such form is unavailable for such a registration, on such other form as is available for such registration), covering the resale of all of the shares underlying the New Warrant.  As a result of the default event, Debenture’s automatic conversion features upon the occurrence of a Qualified Offering no longer apply and interest accrues at 18% per annum on the principal amount.

The Company evaluated the Debenture for derivative embedded and beneficial conversion features and determined that its embedded conversion feature carried a debt discount. The total conversion feature debt discount of $980,000 is amortized over the life of the convertible debenture. The debt discount amortization expense recorded as amortization of interest in the Condensed Consolidated Statements of Operations was $465,635 and none for the six-month periods ended June 30, 2022 and 2021, respectively.

As of June 30, 2022, the debenture carries outstanding warrants of 508,130. The relative fair market value of the related stock warrants granted during the six-month periods ended June 30, 2022 and 2021 was $864,000 and none, respectively. The unamortized discount at June 30, 2022 and December 31, 2021 was none and $402,465, respectively. Stock warrants amortization expense recorded as interest expense was $465,635 and none for the six-month periods ended June 30, 2022 and 2021, respectively.

The Company incurred $548,781 of Original Issue Discount and $275,000 of debt issuance costs related to the Debenture which is being amortized to interest expense over the term of the debt using the effective interest method. The unamortized discount and issuance costs at June 30, 2022 and December 31, 2021 was none and $423,782, respectively. Interest expense related to the Original Issue Discount and debt issuance costs was $423,782 and none for the six-month periods ended June 30, 2022 and 2021, respectively.

On May 19, 2022, pursuant to an arrangement with the Debenture holder, the principal balance of the Debenture in default of $3,048,781, was paid in full satisfying all amounts due and accrued under the default, including penalty, damages and interest provisions of the agreement. Where the Company was not required to pay the penalty, damages and interest provision of the agreement, which were recorded as interest expense, a gain on extinguishment of debt of $1,109,105 was recorded during the three-month period ending June 30, 2022.

NOTE 9. CONVERTIBLE DEBENTURE PAYABLE

Convertible debenture payable consists of the following:

	December 31, 2021	December 31, 2020
Convertible Debenture Payable with Detached Free-standing Warrant	$3,048,781	$-
Unamortized Debt Discount	(1,291,882)	-

Net Convertible Debenture Payable	$1,756,899	$-

On September 28, 2021, (the “Closing Date”) the Company completed a financing transaction under a Securities Purchase Agreement (the “SPA”) and corresponding 18% Original Issue Discount Convertible Debenture (the “Debenture”), Common Stock Purchase Warrant (the “Warrant”) and Registration Rights Agreement (“RRA”). Under the terms of the SPA, the Company received $2,500,000 from the Purchaser and in exchange issued the Debenture in the principal amount of $3,048,781 and Warrants to purchase up to 406,504 shares of the Company’s common stock. The Debenture is convertible voluntarily by the Purchaser at any time into shares of our common stock, at the lesser of $7.50, representing 100% of the closing price of our common stock on the trading day immediately prior to the Closing Date, or 75% of the average VWAP of our common stock during the 5 trading day period immediately prior to the conversion date (the “Conversion Price”), or automatically upon the occurrence of a single public offering of our common stock which results in the listing of our common stock on a national securities exchange as defined in the Exchange Act (the “Qualified Offering”) into shares of our common stock at the lesser of the Conversion Price, or 75% of the offering price of the securities offered in the Qualified Offering. The Debenture matures on March 27, 2022, does not accrue interest unless there is an event of default under the terms of the Debenture. The Warrant is exercisable at any time through September 28, 2026 into shares of our common stock at an exercise price of $9.00 per share, unless an event of default occurs, at which time the exercise price will adjust to $3.00 per share. The Warrant contains a cashless exercise provision but only in the event the Company fails to have an effective registration statement registering the common shares underlying the Warrant at any time beginning six months from the Closing Date.  The RRA requires the Company to register for resale and maintain effectiveness of such Registration Statement for all the registrable securities under the terms of the Debenture and Warrant, within defined time frames. Should the Company fail to meet the RRA requirements, until the date causing such event of noncompliance is cured, the Company shall pay to the Purchaser as partial liquidated damages equal to the product of 2% of the principal amount not to exceed 24% of the aggregate principal. If the Company fails to pay the liquidated damages within seven days after the date payable, the Company will pay interest at 18% until such amounts are paid in full. Although the Company completed the Registration Statement filings required, it did not meet the filing date requirements.  The filing date requirements were cured in February 2022.  Total unpaid damages and estimated related costs of approximately $189,700, are included in accrued expenses at December 31, 2021 (see Note 8), and general and administrative expenses in the Consolidated Statement of Operations for the year ended December 31, 2021.  The Company evaluated the Debenture for derivative embedded and beneficial conversion features and determined that its embedded conversion feature carried a debt discount. The total conversion feature debt discount of $980,000 is amortized over the life of the convertible debenture. The debt discount amortization expense recorded as amortization of interest in the Consolidated Statements of Operations was $514,365 for the year ended December 31, 2021.  As of December 31, 2021, the debenture carries outstanding warrants of 1,219,512. The relative fair market value of the related stock warrants granted during the year ended December 31, 2021 was $847,048.  The unamortized discount at December 31, 2021 was $402,465. Stock warrants amortization expense recorded as interest expense was $444,583 for the year ended December 31, 2021. The Company incurred $548,781 of Original Issue Discount and $275,000 of debt issuance costs related to the Debenture which is being amortized to interest expense over the term of the debt using the effective interest method. Interest expense related to the Original Issue Discount and debt issuance costs was $399,999 for the year ended December 31, 2021. The unamortized discount and issuance costs at December 31, 2021 was $423,782.